Average Annual Total Returns		12 Months Ended	27 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.24%	0.47%
FT Vest International Equity Moderate Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Percent		15.99%	1.86%
Performance Inception Date	Sep. 17, 2021
FT Vest International Equity Moderate Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.99%	1.86%
FT Vest International Equity Moderate Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.47%	1.42%